Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets:

Goodwill and other indefinite-lived intangible assets, including trade-names are reviewed for impairment annually, or more frequently if indicators of impairment exist. The Partnership performed its annual impairment test as of the first days of the fourth quarter in 2017 and 2016, respectively, and concluded there was no impairment of the carrying value of goodwill or other indefinite-lived intangible assets in either period.

A summary of changes in the Partnership's carrying value of goodwill for the years ended December 31, 2017 and December 31, 2016 is as follows:

(In thousands)	Goodwill (gross)	Accumulated Impairment Losses	Goodwill (net)
Balance at December 31, 2015	$290,679	$(79,868)	$210,811
Deferred income tax adjustment related to Canadian disregarded entity (1)	(33,945)	—	(33,945)
Foreign currency exchange translation	2,794	—	2,794
Balance at December 31, 2016	259,528	(79,868)	179,660
Foreign currency exchange translation	4,170	—	4,170
Balance at December 31, 2017	$263,698	$(79,868)	$183,830

(1)	See Note 9 to the Consolidated Financial Statements.

As of December 31, 2017 and December 31, 2016, the Partnership's other intangible assets consisted of the following:

(In thousands)	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
December 31, 2017
Other intangible assets:
Trade names	—	$36,531	$—	$36,531
License / franchise agreements	5.9 years	3,360	(1,827)	1,533
Total other intangible assets		$39,891	$(1,827)	$38,064

December 31, 2016
Other intangible assets:
Trade names	—	$35,603	$—	$35,603
License / franchise agreements	5.4 years	3,326	(1,092)	2,234
Total other intangible assets		$38,929	$(1,092)	$37,837

Amortization expense of other intangible assets for 2017, 2016 and 2015 was immaterial and is expected to be immaterial going forward.